Noncontrolling Interests - Additional Information (Details) $ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018 HKD ($) shares	Dec. 31, 2019	Dec. 31, 2018 USD ($)
Rifa Financial Holdings Limited ("Rifa Financial Holdings") (Formerly known as "iSTAR Financial Holdings Limited")
Minority Interest [Line Items]
Percentage of investment			85.00%
Buyer | Share Transfer Agreement
Minority Interest [Line Items]
Number of shares sold under agreement | shares	1,552,000	1,552,000
Consideration under agreement	$ 9.4	$ 73.8
Deposit from paid-in capital of noncontrolling shareholders | $				$ 1.4
Buyer | Rifa Financial Holdings Limited ("Rifa Financial Holdings") (Formerly known as "iSTAR Financial Holdings Limited") | Share Transfer Agreement
Minority Interest [Line Items]
Percentage of investment	20.00%	20.00%